Description of Business - Additional Information (Details) $ / shares in Units, $ in Thousands, € in Millions						2 Months Ended	12 Months Ended
	Oct. 31, 2023 EUR (€)	Dec. 28, 2022 KRW (₩)	Aug. 30, 2022 KRW (₩)	Sep. 02, 2021 USD ($)	Feb. 25, 2020 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2023 KRW (₩) shares	Oct. 27, 2023	Dec. 31, 2022 KRW (₩) shares	Sep. 02, 2021 KRW (₩) shares	Sep. 02, 2021 $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination consideration transferred | $										$ 825,000
Common stock, shares Issued | shares											2,477,672		2,477,672
Sale Of American Depositary Shares | shares														5,263,000
Proceeds from issuance initial public offering | $							$ 0	$ 0	$ 86,041
Common Stock, Value, Outstanding | ₩											₩ 10,000		₩ 10,000
Reduction of capital reserve		₩ 330,000,000,000,000	₩ 70,000,000,000,000					$ 0
Foreign currency exchange rate, translation												1.064
American Depositary Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Entity listing depository receipt ratio														0.05
Common Stock, Value, Outstanding | ₩														₩ 10,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance initial public offering | $				$ 86,000
Payments for underwriting expense | $				$ 8,700
IPO [Member] | American Depositary Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares Issued | shares														6,316,000
Sale of Stock, Price Per Share | $ / shares															$ 18
Double8 Games Co., Ltd.[Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination consideration transferred | ₩					₩ 2,300,000,000
SuprNation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination consideration transferred	€ 34.3					$ 36,500
DoubleU Games Co., Ltd.[Member] | Equity Investee [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest percentage											67.10%
STIC Special Situation Private Equity Fund [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minority interest ownership percentage											20.20%
Sale Of American Depositary Shares | shares														1,053,000
International Gaming Technologies [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minority interest ownership percentage											12.70%
Stic [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minority interest ownership percentage											20.20%